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                                  Adam M. Schlichtmann
                                  T +1 617 951 7114
                                  F +1 617 235 7346
                                  adam.schlichtmann@ropesgray.com

January 26, 2011

VIA EDGAR

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	DWS Variable Series I (the “Registrant”); File No. 811-04257

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with (i) the merger of DWS Health Care VIP, a series of the Registrant (“Health Care”), into DWS Capital Growth VIP, a series of the Registrant (“Capital Growth”), and (ii) the merger of DWS Technology VIP, a series of DWS Variable Series II (“Technology”), into Capital Growth.  Please note that, because the most recent fiscal year end of the Registrant was December 31, 2010, some required financial information concerning the Registrant is not currently available.  We will forward this information to you supplementally as soon as it is available and will include such information in a subsequent pre-effective amendment.

It is currently expected that special meetings of shareholders of Health Care and Technology will be held on April 11, 2011.  Accordingly, we plan to mail the proxy materials to shareholders of Health Care and Technology in early March 2011.  To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by February 22, 2011, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (617) 951-7114.

Sincerely,

/s/Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures